Employee Benefits (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 27,356,205	$ 31,600,044
Vacation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	11,500,170	10,518,298
Bonus and compensation [Member]
Disclosure Of Employee Benefits [Line Items]
Short-term employee benefits accruals	$ 15,856,035	$ 21,081,746